Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts		¥ (429,586)	¥ (159,045)	¥ (24,031)
Trading account securities, excluding derivatives		19,218	924,418	192,931
Trading account profits (losses)—net		(410,368)	765,373	168,900
Foreign exchange derivative contracts	[1]	(79,559)	(434,052)	(354,401)
Net trading gains (losses)		¥ (489,927)	¥ 331,321	¥ (185,501)

[1]	Losses on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of income. Foreign exchange gains (losses)—net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.